united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23049

Hays Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 844-639-8809

Date of fiscal year end: 7/31

Date of reporting period: 7/31/16

Item 1. Reports to Stockholders.

Hays Tactical Multi-Asset Fund

July 31, 2016
Annual Report

Class A Shares (HAZAX)
Class C Shares (HAZCX)
Class I Shares (HAZIX)

1-844-639-8809

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholder,

The shareholder report and the performance review of the Fund, and the other indices and benchmarks discussed in this report, represents the time period from the launch of the fund on October 30, 2015 through the Fund’s fiscal year-end of July 31, 2016. We are pleased to report that since the launch of the Fund, the Hays Tactical Multi-Asset Fund Class A has had a return of 5.40% while the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, returned -1.44%. We believe the Fund’s outperformance and reduced volatility versus the index can be primarily attributed to timely defensive moves and strong performance by two of the five asset classes to which the Fund allocates.

Defensive Moves

The Hays Market Trend Analyzer (MTA) for commodities recommended very limited exposure to the commodity market for much of the year, leaving that sleeve in cash or short-term fixed income. The commodity market, as measured by the Goldman Sachs Commodity Index, returned -17.36% while the Fund’s commodity sleeve was up slightly over the measured time frame.

In the international sleeve, the MTA also limited exposure to the international markets for much of the year. The MSCI ACWI x US Index returned -2.32% and experienced significant volatility. While our defensive moves in the international sleeve did not necessarily enhance returns for the Fund, they did result in significantly decreased volatility.

Outperformance

We remained fully invested in the REIT sleeve of the Fund which helped drive performance as that asset class posted strong returns. We had an average of 18.15% of the Fund’s assets invested in the Vanguard REIT ETF and that holding contributed 3% to the return of the Fund over the measured period.

In February, 2016, we made a timely call and moved the Fund’s Treasury sleeve into the I-shares 20+ Year Treasury Bond ETF. Treasury bonds rallied in the face of stock market volatility and that holding contributed 2% to the Fund’s positive return.

With many markets close to all-time highs, we are comforted to have the flexibility to implement our risk management strategies across multiple asset classes. Our goal is to provide exposure to these markets with less volatility and downside, which we believe is key long-term investor success.

Thank you for the confidence you have placed in us, allowing us to serve you and the Fund. Please feel free to contact us with any questions.

US2008 11716223 1

Hays Tactical Multi-Asset Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2016

The Fund’s performance figures* for the period ended July 31, 2016, compared to its benchmark:

Since Inception
October 30, 2015
Hays Tactical Multi Asset Fund - Class A	5.40%
Hays Tactical Multi Asset Fund - Class A with load **	(0.66)%
Hays Tactical Multi Asset Fund - Class C	5.40%
Hays Tactical Multi Asset Fund - Class I	5.50%
HFRX Global Hedge Fund Index ***	(1.44)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.42%, 3.17% and 2.17% for Class A, Class C and Class I, respectively per the Fund’s Prospectus dated October 22, 2015. For performance information current to the most recent month-end, please call 1-844-639-8809.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Global Hedge Fund Index is desinged to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limiated to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize represenation of the Hedge Fund Universe. Investors cannot invest directly in an index.

Comparison of Change in Value of a $10,000 Investment
Since Inception through July 31, 2016

****	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds:
Equity Funds	53.5%
Debt Fund	18.8%
Commodity Fund	9.5%
Other Assets Less Liabilities	18.2%
100.0%

Please refer to the Portfolio of Investments that follows and the shareholder letter in this annual report for a detail of the Fund’s holdings.

Hays Tactical Multi-Asset Fund
PORTFOLIO OF INVESTMENTS
July 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 81.8%
	COMMODITY FUND - 9.5%
50,201	First Trust Global Tactical Commodity Strategy Fund *	$1,050,707

	DEBT FUND - 18.8%
14,643	iShares 20+ Year Treasury Bond ETF	2,072,863

	EQUITY FUNDS - 53.5%
9,434	First Trust Developed Markets ex-US AlphaDEX Fund	462,926
9,856	First Trust Large Cap Core AlphaDEX Fund	462,444
17,319	First Trust Morningstar Dividend Leaders Index	479,217
17,319	First Trust Utilities AlphaDEX Fund	475,233
11,264	iShares MSCI Belgium Capped ETF	204,554
3,520	iShares MSCI Denmark Capped ETF	201,485
8,026	iShares MSCI Netherlands ETF	193,266
5,210	iShares MSCI Philippines ETF	206,420
5,069	iShares MSCI Turkey ETF	191,862
19,104	Vanguard FTSE All-World ex-US ETF	853,376
23,655	Vanguard REIT ETF	2,186,905
		5,917,688

	TOTAL INVESTMENTS - 81.8% (Cost - $8,431,875) (a)	$9,041,258
	OTHER ASSETS LESS LIABILITIES - 18.2%	2,016,798
	NET ASSETS - 100.0%	$11,058,056

*	Non-Income Producing Investment

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,431,875 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$616,546
Unrealized Depreciation:	(7,163)
Net Unrealized Appreciation:	$609,383

The accompanying notes are an integral part of these financial statements.

Hays Tactical Multi-Asset Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2016

ASSETS
Investment securities:
At cost	$8,431,875
At value	$9,041,258
Cash	1,880,151
Receivable due from Advisor	81,387
Receivable for Fund shares sold	51,500
Deferred offering costs	7,109
Prepaid expenses and other assets	33,106
TOTAL ASSETS	11,094,511

LIABILITIES
Distribution (12b-1) fees payable	4,251
Payable to related parties	8,349
Accrued expenses and other liabilities	23,855
TOTAL LIABILITIES	36,455
NET ASSETS	$11,058,056

Composition of Net Assets:
Paid in capital	$10,466,056
Accumulated net investment loss	(11,565)
Accumulated net realized loss from investments	(5,818)
Net unrealized appreciation of investments	609,383
NET ASSETS	$11,058,056

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,006,011
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	285,109
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b,c)	$10.54
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$11.19
Class C Shares:
Net Assets	$2,700,498
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	256,188
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a,c,d)	$10.54
Class I Shares
Net Assets	$5,351,547
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	507,396
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a,c)	$10.55

(a)	The Fund commenced operations on October 30, 2015.

(b)	Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase.

(c)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(d)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

Hays Tactical Multi-Asset Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2016 (a)

INVESTMENT INCOME
Dividends	$69,177

EXPENSES
Investment advisory fees	41,080
Registration fees	62,999
Professional fees	32,988
Accounting services fees	27,042
Transfer agent fees	26,652
Offering costs	23,746
Administrative services fees	23,488
Distribution fees- Class A Shares	3,645
Distribution fees- Class C Shares	14,441
Compliance officer fees	17,931
Printing and postage expenses	10,784
Trustees fees and expenses	8,585
Custodian fees	4,719
Non 12b-1 shareholder servicing fees	2,782
Insurance expense	857
Other expenses	4,702
TOTAL EXPENSES	306,441
Less: Fees waived and reimbursed by the Advisor	(225,530)
NET EXPENSES	80,911

NET INVESTMENT LOSS	(11,734)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(5,818)

Net change in unrealized appreciation on investments	609,383

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	603,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$591,831

(a)	The Fund commenced operations on October 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hays Tactical Multi-Asset Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2016 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(11,734)
Net realized loss on investments	(5,818)
Net change in unrealized appreciation on investments	609,383
Net increase in net assets resulting from operations	591,831

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,925,479
Class C	2,616,680
Class I	5,474,074
Redemption fee proceeds:
Class A	601
Class C	354
Class I	897
Cost of shares redeemed
Class A	(99,281)
Class C	(43,399)
Class I	(459,180)
Net increase from shares of beneficial interest transactions	10,416,225

NET INCREASE IN NET ASSETS	11,008,056

NET ASSETS
Beginning of period	50,000
End of Period *	$11,058,056
* Includes accumulated net investment loss of:	$(11,565)

SHARE ACTIVITY
Class A
Shares Sold	294,758
Shares Redeemed	(9,649)
Net increase in shares of beneficial interest outstanding	285,109

Class C
Shares Sold	260,489
Shares Redeemed	(4,301)
Net increase in shares of beneficial interest outstanding	256,188

Class I
Shares Sold	548,282
Shares Redeemed	(45,886)
Net increase in shares of beneficial interest outstanding	502,396

(a)	The Fund commenced operations on October 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hays Tactical Multi-Asset Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Hays Tactical Multi-Asset Fund (1)
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	July 31, 2016	July 31, 2016	July 31, 2016

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.07)	(0.00	) (3)
Net realized and unrealized gain on investments	0.55	0.61	0.55
Total from investment operations	0.54	0.54	0.55
Paid-in-Capital from Redemption Fees (3)	0.00	0.00	0.00
Net Asset Value, End of Period	$10.54	$10.54	$10.55
Total Return (4,5)	5.40%	5.40%	5.50%
Net Assets, At End of Period (000s)	$3,006	$2,700	$5,352
Ratio of gross expenses to average net assets (6,7,8)	6.31%	7.06%	6.06%
Ratio of net expenses to average net assets (7,8)	1.65%	2.40%	1.40%
Ratio of net investment loss to average net assets (7,8,9)	(0.17)%	(0.90)%	(0.04)%
Portfolio Turnover Rate (5)	166%	166%	166%

(1)	The Fund commenced operations on October 30, 2015

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one year.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hays Tactical Multi-Asset Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2016

1.	ORGANIZATION

Hays Tactical Multi-Asset Fund (the “Fund”) is a series of the Hays Series (the “Trust”), which is a diversified, open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) as required by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 1, 2015 and did not have any operations from that date until August 7, 2015, other than those relating to organizational matters and registration of its shares under applicable securities law. The investment objective of the Fund is to seek long-term capital appreciation. The Fund commenced operations on October 30, 2015.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase. Class C shares of the Fund are offered at NAV without an initial sales charge. If Class C shares are redeemed within 12 months after purchase, a CDSC of 1.00% will be charged. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made within 60 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Hays Tactical Multi-Asset Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Hays Tactical Multi-Asset Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$9,041,258	$—	$—	$9,041,258

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 2 or Level 3 securities during period ended July 31, 2016.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting year.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Hays Tactical Multi-Asset Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2015, or expected to be taken in the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Offering Costs – Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

Cash – The Fund considers their investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS

For the period ended July 31, 2016, the aggregate purchases and sales of investments (excluding short-term investments) were:

Multi-Asset Fund
Purchases	$17,665,959
Sales	$9,215,839

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

Hays Capital Management LLC, (the “Adviser”) serves as the Fund’s investment adviser. The Adviser serves in that capacity pursuant to investment advisory agreements with the Hays Series Trust (the “Trust”) on behalf of the Fund. Subject to the authority of the Trust’s Board of Trustees (the “Board” or “Trustees”), the Adviser provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies approved by the Board. As full compensation for the investment advisory services provided to the Fund, the Adviser receives monthly compensation from the Fund at the annual rate of 0.85% of the average daily net asset value. Pursuant to the advisory agreement, the Fund accrued $41,080 in advisory fees for the period ended July 31, 2016, all of which was waived by the Advisor.

The Adviser has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.40% of the average daily net assets of each Fund. Subject to approval by the Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The current contractual agreement cannot be terminated prior to August 1, 2017 without the Board of Trustees’ approval. For the period ended July 31, 2016, the Advisor waived fees or reimbursed expenses for the Fund in the amount of $225,530. In conjunction with the seed audit, the Advisor also reimbursed

Hays Tactical Multi-Asset Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

the Fund for organizational costs of $3,837. Cumulative reimbursements of $229,367 are subject to reimbursement as described above thru July 31, 2019.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee which it may incur up to an annual rate of 0.25%, and 1.00% calculated by the Fund at an of the average daily net assets attributable to Class A and Class C shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the period ended July 31, 2016, pursuant to the plans, Class A and Class C shares pad $3,645 and $14,441, respectively.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A, Class C and Class I shares. During the period ended July 31, 2016, the Distributor received $146,802 and $27,563 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $20,451 and $1,396 was retained by the principal underwriter.

Beacon Compliance Consulting, Inc. (“Beacon”) provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to an agreement between Beacon and the Trust. Under the terms of such agreement, Beacon receives customary fees from the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than 60 days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended July 31, 2016, Class A, Class C and Class I shares assessed redemption fees in the amounts of $601, $354 and $897, respectively.

6.	TAX COMPONENTS OF CAPITAL

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(17,383)	$—	$—	$609,383	$592,000

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $11,565.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $5,818.

Hays Tactical Multi-Asset Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of the non-deductible expenses resulted in reclassifications for the fiscal period ended July 31, 2016 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Loss	Gains (Loss)
$(169)	$169	$—

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hays Series Trust

and the Shareholders of Hays Tactical Multi-Asset Fund

We have audited the accompanying statement of assets and liabilities of the Hays Tactical Multi-Asset Fund (the “Fund”), a series of shares of beneficial interest in the Hays Series Trust, including the portfolio of investments, as of July 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period October 30, 2015 (commencement of operations) through July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hays Tactical Multi-Asset Fund as of July 31, 2016, and the results of its operations, the changes in its net assets and its financial highlights for the period October 30, 2015 through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 26, 2016

Hays Tactical Multi-Asset Fund
EXPENSE EXAMPLES (Unaudited)
July 31, 2016

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hays Tactical Multi-Asset Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 through July 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1.	Annualized	Beginning	Ending	Expenses Paid
Actual	Expense	Account Value	Account Value	During Period **
Expenses	Ratio *	2/1/2016	7/31/2016	2/1/2016 – 7/31/16
Class A	1.65%	$1,000.00	$1,073.30	$8.51
Class C	2.40%	$1,000.00	$1,070.10	$12.35
Class I	1.40%	$1,000.00	$1,075.40	$7.22
Table 2.
Hypothetical	Annualized	Beginning	Ending	Expenses Paid
(5% return	Expense	Account Value	Account Value	During Period **
before expenses)	Ratio *	2/1/2016	7/31/2016	2/1/2016 – 7/31/16
Class A	1.65%	$1,000.00	$1,016.66	$8.27
Class C	2.40%	$1,000.00	$1,012.93	$12.01
Class I	1.40%	$1,000.00	$1,017.90	$7.02

*	Excludes expenses of underlying funds in which the Fund invests.

**	Expenses are equal to the Fund’s annualized expense ratio. Net of any applicable fee waivers, multiplied by the number of Days in the period (182) divided by the number of days in the fiscal year (366).

Hays Tactical Multi-Asset Fund

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2016

Following are the Trustees and executive officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are not an “interested person” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust is 105 Continental Place, Ste 150, Brentwood, TN 37027

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Steven C. Rollins Year of Birth: 1966	Trustee	Since April 2015	President/CEO at Nashville Wire Products Manufacturing Co., Inc. (a wire manufacturing company) since 1989.	1	None
John S. Gonas, PhD Year of Birth: 1966	Trustee	Since April 2015	Associate Professor of Finance in the Undergraduate and Jack C. Massey Graduate School of Business at Belmont University since 1998.	1	None
James A. Fitzpatrick Year of Birth: 1960	Trustee	Since April 2015	President/CEO at Executive Business Coaching, Inc. since 2011; Managing Director at Goldman Sachs from 1997 until 2011; Vice President and General Manager at First Data Investor Services Group from 1983 until 1997.	1	None

INTERESTED TRUSTEE**
Keith Hays Year of Birth: 1969	Trustee, Chairman and Treasurer	Since April 2015	Portfolio manager of the Adviser (since 2015) and of Hays Advisory (since 1999).	1	None

* The Fund complex consists of the Mult-Asset Fund (the “Fund Complex”).

** Keith Hays is an Interested Trustee because he is an owner of the Adviser.

OTHER EXECUTIVE OFFICERS
Jeffrey Hays Year of Birth: 1972	President and Secretary	Since April 2015	President of the Adviser (since 2015) and president and member of investment committee of Hays Advisory (since 1999).	n/a	n/a
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Since April 2015	President and Founder of Beacon Compliance Services, Inc. (2010 – present); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).	n/a	n/a

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-639-8809

7/31/16 – Hays_v1

Privacy Notice

FACTS	WHAT DOES HAYS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number

	■	Assets

	■	Retirement Assets

	■	Transaction History

	■	Checking Account Information

	■	Purchase History

	■	Account Balances

	■	Account Transactions

	■	Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Hays Series Trust chooses to share; and whether you can limit this sharing.

	Does Hays Series	Can you limit
Reasons we can share your personal information	Trust share?	this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-639-8809

Who we are
Who is providing this notice?	Hays Series Trust
What we do
How does Hays Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Hays Series Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Hays Capital Management, LLC, the investment adviser to Hays Series Trust, could be deemed to be an affiliate. In addition, Hays Advisory, LLC and Cypress Capital, LLC are affiliates of Hays Capital Management, LLC.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Hays Series Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Hays Series Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended July 31 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-3435 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-3435.

INVESTMENT ADVISOR
Hays Capital Management, LLC
105 Continental Place, Suite 150
Brentwood, TN 37027

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its Audit Committee. At this time, the Registrant believes that the experience provided by each member of the Audit Committee together offers the Registrant adequate oversight for the Registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2016 – $12,000

(b)	Audit-Related Fees
2016 – None

(c)	Tax Fees

2016 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2016
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 – $2,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hays Series Trust

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 10/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 10/5/16

By (Signature and Title)

/s/ Keith Hays

Keith Hays, Treasurer/Principal Financial Officer

Date 10/5/16